DISCONTINUED OPERATIONS (Details 2) (USD $)	Mar. 31, 2012	Sep. 01, 2011
DISCONTINUED OPERATIONS.
Minority interest in Capital Hoedown, Inc. owned by CII with Empire (as a percent)		33.33%
Equity ownership interest in Capital Hoedown sold to CII (as a percent)		66.67%
Value of Empire sale to CII	$ 500,000
Senior Promissory Note, issued by CII, interest rate (as a percent)	8.00%